Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Reconciliation to Form 5500 [Line Items]
Summary of Reconciliation of Net Assets and Changes in Net Assets

The following is a reconciliation of net assets available for benefits per the financial statements to IRS Form 5500 as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Net assets available for benefits per the financial statements	$108,133,924	$102,260,609
Deemed distributions reported on 5500	(47,387)	(24,332)
Net assets available for benefits per the Form 5500	$108,086,537	$102,236,277

Increase in net assets available for benefits per the financial statements	$5,873,315
Change in deemed distributions	(23,055)
Net income per Form 5500	$5,850,260